Leases	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Leases
Leases

12.Leases

Office Lease

In August 2019, Legacy Orchestra entered into an addendum to the original December 2009 lease agreement for 8,052 square feet of office space in New Hope, PA. The lease will expire in September 2024. Monthly fees will be between $9,000 and $19,000 for the period from commencement through termination.

In November 2019, Legacy Orchestra entered into a new lease agreement for approximately 5,200 square feet of office space in New York, NY. The lease will expire in March 2028. Monthly fees will be between $28,000 and $30,000 for the period from commencement through termination.

In January 2020, Legacy Orchestra entered into an agreement for the use of portions of the office space of Motus GI, a related party, in Fort Lauderdale, Florida. The agreement will expire in September 2024. The monthly fee commenced on the month following the date of agreement. Monthly fees will be between $12,000 and $17,000 for the period from commencement through termination.

In May 2022, Legacy Orchestra amended the agreement with Motus GI for a larger portion of the office space and extended the expiration date to November 2024. Monthly fees will be between $7,000 and $23,000 for the period from commencement of the amendment to expiration. The amount paid is estimated to be proportionate to the percentage of space used by the Company applied to the monthly rent obligated to be paid by Motus GI to their landlord.

Operating cash flow supplemental information for the six months ended June 30, 2023:

Cash paid for amounts included in the present value of operating lease liabilities was $410,000 during the six months ended June 30, 2023 compared to $354,000 during the six months ended June 30, 2022.

As of June 30, 2023:
Weighted average remaining lease term – operating leases, in years	3.73
Weighted average discount rate – operating leases	6.25%

Operating Leases

Rent/lease expense for office and lab space was approximately $209,000 and $180,000 for the three months ended June 30, 2023 and 2022, respectively. Rent/lease expense for office and lab space was approximately $417,000 and $354,000 for the six months ended June 30, 2023 and 2022, respectively. The table below shows the future minimum rental payments, exclusive of taxes, insurance, and other costs, under the leases as of June 30, 2023:

Operating
Leases
Year ending December 31:	(in thousands)
2023 (remaining six months)	$413
2024	727
2025	352
2026	352
2027	352
Thereafter	88
Total future minimum lease payments	$2,284
Imputed interest	(245)
Total liability	$2,039

10.Leases

Office Lease

In August 2019, the Company entered into an addendum to the original December 2009 lease agreement for 8,052 square feet of office space in New Hope, PA. The lease will expire in September 2024. Monthly fees will be between $9,000 and $19,000 for the period from commencement through termination.

In November 2019, the Company entered into a new lease agreement for approximately 5,200 square feet of office space in New York, NY. The lease will expire in March 2028. Monthly fees will be between $28,000 and $30,000 for the period from commencement through termination.

In January 2020, the Company entered into an agreement for the use of portions of the office space of Motus GI, a related party, in Fort Lauderdale, Florida. The agreement will expire in September 2024. The monthly fee commenced on the month following the date of agreement. Monthly fees will be between $12,000 and $17,000 for the period from commencement through termination.

In May 2022, the Company amended the agreement with Motus GI for a larger portion of the office space and extended the expiration date to November 2024. Monthly fees will be between $7,000 and $23,000 for the period from commencement of the amendment to expiration. The amount paid is estimated to be proportionate to the percentage of space used by the Company applied to the monthly rent obligated to be paid by Motus GI to their landlord.

Operating cash flow supplemental information for the year ended December 31, 2022:

An initial right-of-use asset of $2.6 million was recognized as an asset and operating lease liabilities of $2.9 million was recognized as a liability upon the adoption of the new lease standard. Cash paid for amounts included in the present value of operating lease liabilities was $702,000 during the year ended December 31, 2022.

As of December 31, 2022:
Weighted average remaining lease term – operating leases, in years	4.06
Weighted average discount rate – operating leases	6.25%

Operating Leases

Rent/lease expense for office and lab space was approximately $697,000 and $735,000 for the years ended December 31, 2021 and 2022 respectively. The table below shows the future minimum rental payments, exclusive of taxes, insurance and other costs, under the leases as of December 31, 2022:

Operating
Leases
Year ending December 31:	(in thousands)
2023	$823
2024	727
2025	352
2026	352
2027	352
Thereafter	88
Total future minimum lease payments	$2,694
Imputed interest	(314)
Total liability	$2,380